Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 27,090	$ 22,834	$ 78,453	$ 62,489
Interest expense	19,763	16,548	58,171	43,902
Net interest income	7,327	6,286	20,282	18,587
Interest and dividend income [member] | Financial assets measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	8,678	8,546	27,583	22,203
Interest and dividend income [member] | Financial assets measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	1,927	1,383	5,162	3,439
Interest and dividend income [member] | Financial assets measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	16,485	12,905	45,708	36,847
Interest expense [member] | Financial liabilities measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	8,432	7,531	26,227	20,046
Interest expense [member] | Financial liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	$ 11,331	$ 9,017	$ 31,944	$ 23,856